Related Party Transactions - Summary of Loans to Directors, Executive Officers and Their Related Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Balance at December 31, 2012	$ 15,169
Disbursements during the year	7,345
Collections during the year	(9,847)
Balance at December 31, 2013	$ 12,667